(Losses)/Earnings Per Share - Summary of (Loss) Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	$ (4.00)	$ (4.38)	$ (7.50)	$ (8.60)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(4.00)	(4.38)	(7.50)	(8.60)
(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(4.00)	(4.38)	(7.50)	(8.60)
Total basic (losses) per share attributable to the ordinary equity holders of the company	$ (4.00)	$ (4.38)	$ (7.50)	$ (8.60)
(c) Reconciliation of (losses) used in calculating (losses) per share
From continuing operations	$ (25,945)	$ (25,692)	$ (48,590)	$ (50,236)
Used in calculating basic (losses) per share	(25,945)	(25,692)	(48,590)	(50,236)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	$ (25,945)	$ (25,692)	$ (48,590)	$ (50,236)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	648,104,218	586,354,061	648,076,056	584,421,843
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	648,104,218	586,354,061	648,076,056	584,421,843